Pensions and post-retirement benefits - Balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Sep. 30, 2021 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 1,582
Current service cost	(58)			£ (53)
Interest costs or income on scheme liabilities or assets	26			40
Past service cost	0			4
Net defined benefit liability (asset), end of period	3,633			1,582
Net surplus	3,633			1,582
Retirement benefit assets	3,879	[1]		1,814
Retirement benefit liabilities	(246)	[1]		(232)
UKRF | UK
Reconciliation of changes in net assets available for benefits [abstract]
Current service cost	(240)
UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	1,807
Net defined benefit liability (asset), end of period	3,819			1,807
Net surplus	3,819			1,807	£ 600
Retirement benefit assets	3,819			1,807
Retirement benefit liabilities	0			0
Defined benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(33,131)		$ (33,131)	(30,298)
Current service cost	(240)			(232)
Interest costs or income on scheme liabilities or assets	(422)			(573)
Past service cost	0			4
Remeasurement gain/(loss) - financial	849			(3,439)
Remeasurement gain/(loss) - demographic	53			(281)
Remeasurement gain/(loss) - experience	(249)			243
Employee contributions	(4)			(5)
Benefits paid	1,309			1,406
Exchange and other movements	1			44
Net defined benefit liability (asset), end of period	(31,834)			(33,131)
Defined benefit obligations | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(32,108)			(29,304)
Current service cost	(225)			(217)
Interest costs or income on scheme liabilities or assets	(405)			(549)
Past service cost	0			0
Remeasurement gain/(loss) - financial	820			(3,358)
Remeasurement gain/(loss) - demographic	50			(286)
Remeasurement gain/(loss) - experience	(259)			237
Employee contributions	0			(1)
Benefits paid	1,268			1,370
Exchange and other movements	0			0
Net defined benefit liability (asset), end of period	(30,859)			(32,108)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	34,713			32,093
Interest costs or income on scheme liabilities or assets	448			613
Remeasurement - return on plan assets greater than discount rate	653			3,411
Employer contribution	971			265
Settlements	0			0
Employee contributions	4			5
Benefits paid	(1,309)			(1,406)
Exchange and other movements	(13)			(268)
Net defined benefit liability (asset), end of period	35,467			34,713
Fair value of plan assets | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	33,915			31,362
Interest costs or income on scheme liabilities or assets	434			595
Remeasurement - return on plan assets greater than discount rate	642			3,328
Employer contribution	955			248
Settlements	0			0
Employee contributions	0			1
Benefits paid	(1,268)			(1,370)
Exchange and other movements	0			(249)
Net defined benefit liability (asset), end of period	£ 34,678			£ 33,915

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.